Condensed Financial Information of Registrant (SMFG) - Condensed Statement of Cash Flows (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Operating Activities:
Profit before tax	¥ 676,464	¥ 956,478	¥ 282,751
Income taxes paid—net	(268,730)	(135,708)	(285,779)
Other operating activities—net	(909,783)	61,700	1,014,624
Net cash and cash equivalents provided by operating activities	5,101,193	18,322,359	8,883,234
Investing Activities:
Investments in associates and joint ventures	(134,183)	(57,681)	(2,860)
Other investing activities—net	(1)	1	(283)
Net cash and cash equivalents used in investing activities	(2,663,391)	(7,780,862)	(2,992,719)
Financing Activities:
Proceeds from issuance of other equity instruments	79,955	99,943	84,951
Dividends paid to shareholders	(274,058)	(267,119)	(255,771)
Coupons paid to other equity instruments holders	(10,731)	(13,122)	(12,364)
Purchases of treasury stock and proceeds from sales of treasury stock-net	246	220	(99,605)
Net cash and cash equivalents used in financing activities	(597,861)	(684,413)	(1,131,630)
Net increase of cash and cash equivalents	2,795,256	10,345,156	4,487,012
Cash and cash equivalents at beginning of period	71,548,697	61,203,541	56,716,529
Cash and cash equivalents at end of period	74,343,953	71,548,697	61,203,541
Sumitomo mitsui banking corporation [member]
Operating Activities:
Profit before tax	400,082
SMFG [member]
Operating Activities:
Profit before tax	400,082	289,477	643,999
Income taxes paid—net	(17,935)	79,396	7,043
Other operating activities—net	579,929	267,159	(3,023)
Net cash and cash equivalents provided by operating activities	962,076	636,032	648,019
Investing Activities:
Investments in subsidiaries	(233,576)	(7,418)	(255,468)
Investments in associates and joint ventures	(819)	(52,849)
Other investing activities—net	(5,953)	(46,282)	(16,495)
Net cash and cash equivalents used in investing activities	(1,113,885)	(857,262)	(1,610,008)
Financing Activities:
Net increase of short-term borrowings from SMBC	230,000	50,000
Proceeds from issuance of long-term borrowings	86,390	10,625	5,053
Redemption of long-term borrowings			(8,000)
Proceeds from issuance of debt securities	969,480	921,603	1,255,939
Proceeds from issuance of other equity instruments	79,516	99,400	84,073
Redemption of debt securities	(831,880)	(403,025)	(266,700)
Redemption of other equity instruments		(130,000)
Dividends paid to shareholders	(274,058)	(267,119)	(255,771)
Coupons paid to other equity instruments holders	(10,731)	(13,122)	(12,364)
Purchases of treasury stock and proceeds from sales of treasury stock-net	246	220	(99,605)
Net cash and cash equivalents used in financing activities	248,963	268,582	702,625
Net increase of cash and cash equivalents	97,154	47,352	(259,364)
Cash and cash equivalents at beginning of period	221,993	174,641	434,005
Cash and cash equivalents at end of period	319,147	221,993	174,641
SMFG [member] | Sumitomo mitsui banking corporation [member]
Investing Activities:
Loans provided to SMBC	¥ (873,537)	¥ (750,713)	¥ (1,338,045)